Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term investments
Schedule of long-term investments

	December 31,	December 31,
	2024	2025
Equity investments:
Equity method investments (i)	1,275,287	805,296
Equity securities without readily determinable fair value (ii)	504,282	362,687
Equity securities with readily determinable fair value (iii)	33,865	324,074
Equity securities using fair value option (iv)	1,103,150	—
Debt investments:
Available-for-sale debt securities (iv)	173,918	979,071
Held-to-maturity debt securities – time deposit	12,086	9,390
Retained asset-backed securities	23,419	—
Total	3,126,007	2,480,518

Schedule of equity securities without readily determinable fair value

	December 31,	December 31,
	2024	2025
Equity securities without readily determinable fair value:
Initial cost	417,497	300,147
Net cumulative fair value adjustments	86,785	62,540
Carrying value	504,282	362,687

Schedule of available-for-sale debt securities

	December 31,	December 31,
	2024	2025
Available-for-sale debt securities:
Initial cost	173,918	979,071
Net cumulative fair value adjustments	—	—
Carrying value	173,918	979,071